FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value of Investments
The significant unobservable input used to determine the fair value of investments carried at fair value or measurement alternative under the market adjusted Option Pricing Model Backsolve is as follows:

	As of December 31, 2022		As of December 31, 2023
Unobservable input(1)	Weighted average(2)	Range	Weighted average(2)	Range
Market adjustment	(20%)	(90%) to 7%	(54%)	(54%)

(1)	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.
(2)	Input was weighted based on the fair value of the investments included in the range.

Fair Values of Assets and Liabilities
Assets and liabilities measured or reported at fair value on a recurring basis are summarized below:

	As of December 31, 2022
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held-to-maturity investments	621,346	–	490	621,836
Available-for-sale investments	562,051	–	35,126	597,177
Equity securities	2,008	548	–	2,556
Investments carried at fair value	–	–	178,233	178,233
Other assets	–	–	9,668	9,668
Derivative assets(1)	–	3	–	3
Derivative liabilities(2)	–	(2,277)	–	(2,277)
Share appreciation rights	(5,420)	–	–	(5,420)
2023 Convertible Notes	–	–	(82,666)	(82,666)
2024 Convertible Notes	–	–	(190,646)	(190,646)
2025 Convertible Notes	–	–	(1,148,639)	(1,148,639)
2026 Convertible Notes	–	–	(1,454,421)	(1,454,421)
	1,179,985	(1,726)	(2,652,855)	(1,474,596)

	As of December 31, 2023
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held-to-maturity investments	1,780,898	–	407	1,781,305
Available-for-sale investments	4,177,564	–	20,442	4,198,006
Equity securities	23,495	87	–	23,582
Other assets	–	–	9,465	9,465
Derivative assets(1)	–	13	–	13
Derivative liabilities(2)	–	(2,818)	–	(2,818)
Share appreciation rights	(5,522)	–	–	(5,522)
2024 Convertible Notes	–	–	(168,410)	(168,410)
2025 Convertible Notes	–	–	(1,179,739)	(1,179,739)
2026 Convertible Notes	–	–	(1,556,532)	(1,556,532)
	5,976,435	(2,718)	(2,874,367)	3,099,350

(1)	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
(2)	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.

Reconciliations of Assets and Liabilities Categorized within Level 3
Reconciliations of assets and liabilities measured at fair value on a recurring basis and are categorized within Level 3 of the fair value hierarchy are as follows:

$

Available-for-sale investments
Balance as of January 1, 2021	21,357
Additions	35,298
Conversion into ordinary shares of investees	(21,340)
Net unrealized loss included in other comprehensive income	(958)
Translation gain included in other comprehensive income	19
Balance as of December 31, 2021	34,376
Additions	3,198
Settlement	(1,266)
Net unrealized loss included in other comprehensive income	(1,193)
Translation gain included in other comprehensive income	11
Balance as of December 31, 2022	35,126
Settlement	(278)
Impairment	(3,873)
Conversion into ordinary shares of investee	(9,945)
Net unrealized loss included in other comprehensive income	(588)
Balance as of December 31, 2023	20,442

Investments carried at fair value
Balance as of January 1, 2021	–
Additions	151,227
Net investment gain included in earnings	27,071
Balance as of December 31, 2021	178,298
Additions	74,482
Net investment loss included in earnings	(74,547)
Balance as of December 31, 2022	178,233
Transfer out of Level 3 due to change in status(1)	(178,233)
Balance as of December 31, 2023	–

(1)	See note 2(l) for more information.

$

Other assets
Balance as of January 1, 2021	19,024
Additions	186
Disposals	(3,513)
Write-down included in earnings	(3,627)
Translation loss included in other comprehensive income	(359)
Balance as of December 31, 2021	11,711
Additions	56
Disposals	(679)
Write-down included in earnings	(476)
Translation loss included in other comprehensive income	(944)
Balance as of December 31, 2022	9,668
Additions	122
Disposals	(464)
Write-down included in earnings	40
Translation gain included in other comprehensive income	99
Balance as of December 31, 2023	9,465